Condensed Financial Information of the Parent Company Condensed Balance Sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, shares authorized	10,000,000,000	10,000,000,000
Common stock, shares designated	3,039,147,394	3,039,147,394
Parent Company
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, shares authorized	10,000,000,000	10,000,000,000
Common stock, shares designated	3,039,147,394	3,039,147,394
Class A Ordinary Shares
Common stock, shares authorized	6,000,000,000	6,000,000,000
Common stock, shares issued	2,096,600,883	2,030,600,883
Common stock, shares outstanding	1,234,627,468	1,487,546,132
Class A Ordinary Shares | Parent Company
Common stock, shares authorized	6,000,000,000	6,000,000,000
Common stock, shares issued	2,096,600,883	2,030,600,883
Common stock, shares outstanding	1,234,627,468	1,487,546,132
Class B Ordinary Shares
Common stock, shares authorized	960,852,606	960,852,606
Common stock, shares issued	600,572,880	666,572,880
Common stock, shares outstanding	600,572,880	666,572,880
Class B Ordinary Shares | Parent Company
Common stock, shares authorized	960,852,606	960,852,606
Common stock, shares issued	600,572,880	666,572,880
Common stock, shares outstanding	600,572,880	666,572,880